Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2025
Registrant Name	dei_EntityRegistrantName	BNY MELLON FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001111565
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jul. 15, 2026
BNY Mellon Small Cap Multi-Strategy Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSSX
BNY Mellon Small Cap Multi-Strategy Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISCX
BNY Mellon International Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPITX
BNY Mellon International Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIINX
BNY Mellon Emerging Markets Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEMKX
BNY Mellon Emerging Markets Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIEGX
BNY Mellon Bond Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPBFX
BNY Mellon Bond Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIBDX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMBMX
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMBIX
BNY Mellon Asset Allocation Fund | Class M
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPBLX
BNY Mellon Asset Allocation Fund | Investor
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIBLX